LOANS - Financial leasing portfolio - Contracts receivable (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Gross investment	$ 23,672,540	$ 29,523,749
Net investment	14,481,614	13,914,334
Up to 1 year
Disclosure of financial assets [line items]
Gross investment	3,718,951	13,480,780
Net investment	2,280,167	6,398,382
From 1 to 5 years
Disclosure of financial assets [line items]
Gross investment	9,735,614	6,560,824
Net investment	5,831,107	2,532,708
More than 5 years
Disclosure of financial assets [line items]
Gross investment	10,217,975	9,482,145
Net investment	$ 6,370,340	$ 4,983,244